CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Assets
Cash and cash equivalents	$ 71,336	431,844	$ 63,750	385,922	273,746	190,493	$ 631	3,821	$ 23	137	744	6,110
Short-term investments	1,177	7,127		23,575			1,177	7,127		15,575
Prepaid expenses and other current assets	3,731	22,584		23,455			104	631		1,079
Amounts due from related parties	56,820	343,970		260,184			13,157	79,649		66,167
Total current assets	150,642	911,938		829,652			15,069	91,228		82,958
Investments in subsidiaries and VIE							104,976	635,496		572,995
Total assets	221,479	1,340,770		1,242,253			120,045	726,724		655,953
LIABILITIES
Accrued expenses and other current liabilities	22,713	137,497		113,558			79	483		1,195
Amounts due to related parties	8,606	52,099		35,507			11,243	68,061		1,922
Short-term loan	670	4,056					670	4,056
Total liabilities current	71,778	434,521		362,229			11,992	72,600		3,117
Deferred revenue - non-current	1,680	10,173		10,654			340	2,059		2,645
Long-term loan	35,331	213,883					35,658	215,863
Total liabilities	112,019	678,129		395,151			47,990	290,522		5,762
Equity:
Ordinary shares (RMB0.08 (US$0.01) par value; 100,000,000 shares authorized; 53,428,219 and 47,676,331 shares issued and outstanding, respectively as of December 31, 2012; 30,883,842 and 25,673,185 shares issued and outstanding, respectively as of December 31, 2013)	448	2,715		4,070			448	2,715		4,070
Additional paid-in capital	69,763	422,322		682,239			69,763	422,322		682,239
Treasury stock	(551)	(3,336)					(551)	(3,336)
Accumulated deficits	(1,062)	(6,428)		(46,200)			7,479	45,274		(5,224)
Accumulated other comprehensive loss	(5,084)	(30,773)		(30,894)			(5,084)	(30,773)		(30,894)
Total equity	72,055	436,202		650,191			72,055	436,202		650,191
Total liabilities and equity	$ 221,479	1,340,770		1,242,253			$ 120,045	726,724		655,953